Revenue - Summary of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Gold credit sales	$ 1,436,218	$ 796,051
Silver credit sales	668,942	381,487
Concentrate sales	167,729	76,343
Total silver sales	836,671	457,830
Palladium credit sales	10,536	16,999
Revenue From Cobalt Sales	31,175	13,759
Total sales revenue	$ 2,314,600	$ 1,284,639
Gold
Gold credit sales	62.00%	62.00%
Silver
Silver credit sales	29.00%	30.00%
Concentrate sales	7.00%	6.00%
Total silver sales	36.00%	36.00%
Palladium
Palladium credit sales	1.00%	1.00%
Cobalt sales	1.00%	1.00%
Total sales revenue	100.00%	100.00%